Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001539029
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	CLEARSIDE BIOMEDICAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37783
Entity Tax Identification Number	45-2437375
Entity Address, Address Line One	900 North Point Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	(678)
Local Phone Number	270-3631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CLSD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false